Disclosures about The Temporary Exemption From IFRS 9 - Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 7,391	¥ 11,859
Fair value		4,970	8,246
Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	7,367	11,834
Fair value		4,966	8,237
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	24	25
Fair value		¥ 4	¥ 9

[1]	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.